Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Share-based compensation expenses	$ 479	$ 942	$ 1,379
Recognized government grants as a reduction of research and development expenses	400	500	300
Research and development expenses
Operating Activities
Employee salary and benefit expenses, excluding share-based compensation	6,033	7,396	6,794
Share-based compensation expenses	377	760	1,051
Depreciation	340	514	273
External expenses	5,166	8,386	11,465
Total research and development expenses	11,916	17,056	19,583
General and administrative expense
Operating Activities
Employee salary and benefit expenses, excluding share-based compensation	3,030	1,983	1,824
Share-based compensation expenses	102	182	328
Professional and other fees	6,947	5,899	4,028
Depreciation	275	144	71
Total research and development expenses	$ 10,354	$ 8,208	$ 6,251